5. RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended		12 Months Ended
	Dec. 30, 2020	Dec. 03, 2020	Oct. 24, 2020	Sep. 01, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 01, 2020	Mar. 01, 2018
Due to related party					$ 29,626		$ 29,626	$ 35,869
Proceeds from related party advances					1,909	$ 32,124	1,909	15,979
Payment of related party advances					(1,909)	(8,152)	(8,152)	(173,000)
Interest expense - related party					2,203	$ 0	2,069	0
Imputed interest					1,499
Loans due to related parties					63,090		63,090
Revenue - related party								$ 44,444
Line of credit balance					$ 245,000		$ 0
Contract for services										$ 100,000
Loan Agreement One
Loan agreement, face amount									$ 30,215
Loan Agreement Two
Loan agreement, face amount				$ 15,000
Loan agreement, interest rate				4.25%
Loan agreement, maturity date				Sep. 01, 2022
Loan Agreement Three
Loan agreement, face amount			$ 7,875
Loan agreement, interest rate			4.25%
Loan agreement, maturity date			Jan. 01, 2023
Loan Agreement Four
Loan agreement, face amount		$ 10,000
Loan agreement, interest rate		4.25%
Loan agreement, maturity date		Jan. 01, 2023
Line of Credit
Loan agreement, face amount	$ 1,000,000
Loan agreement, interest rate	1.00%
Loan agreement, terms	The note carries and 0.01% interest rate and is due on the later of the date the Company has the funds to repay the note or 24 months.